Debt (Equipment Loans) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)
Equipment Loan, Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Term of issuance	20 years	20 years
Maximum borrowing capacity							$ 310,000,000	$ 389,000,000
Repayment of credit facility	$ 31,000,000	$ 40,000,000	$ 27,000,000	$ 33,000,000
Non-Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Outstanding borrowings	$ 542,000,000		$ 572,000,000		$ 734,000,000	$ 723,000,000
Interest rate	5.22%		0.81%		5.22%	0.81%